STOCKHOLDERS' EQUITY (Tables)	8 Months Ended	9 Months Ended
	Dec. 31, 2012	Sep. 30, 2013
Stockholders' Equity Note [Abstract]
Schedule of Dividends Payable [Table Text Block]
The following table presents cash dividends declared by the Company on its common stock for the period May 16, 2012 (commencement of operations) to December 31, 2012:

Declaration Date	Record Date	Payment Date	Dividend Amount	Cash Dividend Per Share
December 31, 2012	December 31, 2012	January 30, 2013	$220,833	$0.00833
December 18, 2012	December 18, 2012	December 28, 2012	$220,833	$0.00833
November 29, 2012	November 29, 2012	November 29, 2012	$220,833	$0.00833
October 26, 2012	October 26, 2012	October 30, 2012	$499,173	$0.018837

The following table presents cash dividends declared by the Company on its common stock for the nine months ended September 30, 2013:

Declaration Date	Record Date	Payment Date	Dividend Amount	Cash Dividend Per Share
February 15, 2013	February 15, 2013	February 27, 2013	$219,950	$0.03853
March 12, 2013	March 12, 2013	March 28, 2013	$219,950	$0.03853
April 22, 2013	April 22, 2013	April 29, 2013	$960,603	$0.16825
April 22, 2013	May 15, 2013	May 30, 2013	$1,182,280	$0.20708
April 22, 2013	June 14, 2013	June 27, 2013	$1,182,280	$0.20708
June 17, 2013	July 15, 2013	July 30, 2013	$1,182,280	$0.20708
June 17, 2013	August 15, 2013	August 29, 2013	$1,182,280	$0.20708
June 17, 2013	September 16, 2013	September 27, 2013	$1,182,280	$0.20708